Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost
Computers, software and manufacturing equipment	$ 14,916	$ 21,086
Office furniture and equipment	17,684	15,679
Total cost	32,600	36,765
Total accumulated depreciation	16,089	23,165
Property, Plant and Equipment, Net	$ 16,511	$ 13,600